Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share	Loss Per Share
The table below summarizes the Company's basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2021	2020
Net loss	$(9,688)	$(34,618)

Weighted average shares outstanding
Basic	59,901,306	323,328
Diluted	59,901,306	323,328

Basic loss per common share	$(0.16)	$(107.07)
Diluted loss per common share	$(0.16)	$(107.07)
The weighted-average shares of common stock outstanding for the three months ended March 31, 2020 have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period. Loss per share amounts in the 2020 period exclude the common share effects from certain of Seller's debt instruments, which are reflected in the 2021 period.
Due to the Company's net loss during the three months ended March 31, 2021 and 2020, there was no dilutive effect of common stock equivalents because the effects of such would have been anti-dilutive. For the three months ended March 31, 2020, using the treasury stock method, the weighted-average common stock equivalents excluded from diluted loss per share calculation was 3.2 million shares related to warrants. Additionally, for the three months ended March 31, 2021, due to the anti-dilutive impact on income per common share, the weighted-average common stock equivalents excluded from the diluted income per share calculation was 57.6 million shares related to warrants. Unvested restricted stock units granted in 2019 were excluded from common stock equivalent calculations because the number of shares required to settle such stock-based compensation awards is not known until the future vesting date.
Loss Per Share
The table below summarizes the Company's basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
	(as restated)
Net loss	$(136,392)	$(98,895)

Weighted average shares outstanding
Basic	34,833,211	301,559
Diluted	34,833,211	301,559

Basic loss per common share	$(3.92)	$(327.95)
Diluted loss per common share	$(3.92)	$(327.95)
The weighted-average shares of common stock outstanding for the year ended December 31, 2019 have been retroactively restated as shares reflecting the exchange ratio established in the Recapitalization Transaction to effect the reverse recapitalization (1 Seller share for 0.112 HYMC share). Basic and diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common shares outstanding during the period. Loss per share amounts in the 2019 period exclude the common share effects from certain of Seller's debt instruments, which are reflected in the 2020 period.
Due to the Company's net loss during the years ended December 31, 2020 and 2019, there was no dilutive effect of common stock equivalents because the effects of such would have been anti-dilutive. Using the treasury stock method, the weighted-average common stock equivalents excluded from diluted loss per share calculations were 47.7 million shares (47.4 million shares related to warrants, and 0.3 million shares related to restricted stock units), for the year ended December 31, 2020. For the year ended December 31, 2019, the weighted-average common stock equivalents excluded from diluted loss per share calculations using the treasury stock method were 3.2 million shares related to warrants. Unvested restricted stock units granted in 2019 were excluded from common stock equivalent calculations because the number of shares required to settle such stock-based compensation awards is not known until the future vesting date.